Offerings - Offering: 1	Nov. 06, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 656,935,866.00
Amount of Registration Fee	$ 100,576.88
Offering Note	Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $100,576.88 was paid in connection with the filing of the Schedule TO-I by Apollo Debt Solutions BDC (File No. 005-93670) on August 15, 2025 (the "Schedule TO"). Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.